Financial Risk Management - Carrying Amount of Financial Instruments Recognized of Which Offset Agreements are Applicable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	₩ 325,347
Financial assets, Amount offset	(203,403)
Financial assets, Net financial instruments presented on the statements of financial position	121,944
Financial assets, Relevant financial instruments not offset	(453)
Financial assets, Net amount	121,491
Financial liabilities, Gross financial instruments recognized	302,449
Financial liabilities, Amount offset	(203,403)
Financial liabilities, Net financial instruments presented on the statements of financial position	99,046
Financial liabilities, Relevant financial instruments not offset	(453)
Financial liabilities, Net amount	98,593
Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	8,015
Financial assets, Net financial instruments presented on the statements of financial position	8,015
Financial assets, Relevant financial instruments not offset	(453)
Financial assets, Net amount	7,562
Financial liabilities, Gross financial instruments recognized	453
Financial liabilities, Net financial instruments presented on the statements of financial position	453
Financial liabilities, Relevant financial instruments not offset	(453)
Accounts payable - other and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial liabilities, Gross financial instruments recognized	301,996	₩ 100,895
Financial liabilities, Amount offset	(203,403)	(100,895)
Financial liabilities, Net financial instruments presented on the statements of financial position	98,593
Financial liabilities, Net amount	98,593
Accounts receivable - trade and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	317,332	102,241
Financial assets, Amount offset	(203,403)	(100,895)
Financial assets, Net financial instruments presented on the statements of financial position	113,929	₩ 1,346
Financial assets, Net amount	₩ 113,929